Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 11,129,720
Recognized at fair value through profit or loss	(1,064,856)	₩ (952,319)
Ending balance	13,766,638	11,129,720
Beginning balance	16,915,572
Recognized at fair value through profit or loss	141,280	216,040
Ending balance	18,825,390	16,915,572
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
New transactions	0	0
Recognized at fair value through profit or loss	0	0
Ending balance	0	0
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	832	2,257
New transactions	0	0
Recognized at fair value through profit or loss	(832)	(1,425)
Ending balance	₩ 0	₩ 832